Interest	12 Months Ended
Dec. 31, 2013
Interest [Abstract]
Interest

4.Interest

For the years ended December 31	2013	2012	2011

Interest Expense on:
Debt	$460	$474	$488
The Bow office building	76	16	-
Capital leases and other	27	32	(20)
	$563	$522	$468
Interest on The Bow office building and capital leases and other were previously reported together in other interest expense in 2012 and 2011.